Cash and Cash Equivalents: (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Cash And Cash Equivalents Details [Abstract]
Bank deposits	$ 8,392,346	$ 1,578,903
Money market funds	72,080	1,396,934
Total	$ 8,464,426	$ 2,975,837